Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities	12 Months Ended
Dec. 31, 2018
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Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities

Note 5 – Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities

a) Financial assets at fair value through profit or loss are presented in the following table:

	12/31/2018			12/31/2017
	Gross carrying amount	Adjustments to Fair Value (in Income)	Fair value	Gross carrying amount	Adjustments to Fair Value (in Income)	Fair value
Investment funds	5,253	(927)	4,326	4,135	(622)	3,513
Brazilian government securities (1a)	215,956	1,102	217,058	207,418	426	207,844
Government securities – abroad (1b)	2,070	9	2,079	3,917	32	3,949
Argentina	1,121	8	1,129	1,446	20	1,466
Chile	301	1	302	57	—	57
Colombia	207	0	207	2,080	12	2,092
United States	117	0	117	100	—	100
Mexico	120	0	120	5	—	5
Paraguay	1	0	1	3	—	3
Uruguay	84	0	84	193	—	193
Italy	115	0	115	—	—	—
Other	4	0	4	33	—	33
Corporate securities (1c)	38,953	(505)	38,448	33,816	(175)	33,641
Shares	9,778	(332)	9,446	6,080	(121)	5,959
Bank deposit certificates	969	0	969	335	—	335
Securitized real estate loans	1,391	20	1,411	1,779	16	1,795
Debentures	5,147	(187)	4,960	3,290	(74)	3,216
Eurobonds and other	1,403	(7)	1,396	684	4	688
Financial credit bills	19,724	0	19,724	21,170	—	21,170
Promissory notes	435	0	435	391	—	391
Other	106	1	107	87	—	87

Total	262,232	(321)	261,911	249,286	(339)	248,947

1)

Financial assets at fair value through profit or loss – Securities pledged as Guarantee of Funding of Financial Institutions and Clients were: a) R$ 30,114 (R$ 30,325 at 12/31/2017), b) R$ 131 (R$ 46 at 12/31/2017) and c) (R$ 28 at 12/31/2017), totaling R$ 30,245 (R$ 30,399 at 12/31/2017).

The cost and fair value of Financial Assets at Fair Value Through Profit or Loss are as follows:

	12/31/2018		12/31/2017
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	53,382	52,096	50,174	49,512
Non-stated maturity	15,031	13,772	10,214	9,469
Up to one year	38,351	38,324	39,960	40,043
Non-current	208,850	209,815	199,112	199,435
From one to five years	153,256	153,701	147,700	147,805
From five to ten years	44,258	44,620	41,279	41,499
After ten years	11,336	11,494	10,133	10,131

Total	262,232	261,911	249,286	248,947

Financial Assets at Fair Value Through Profit or Loss include assets with a fair value of R$ 188,069 (R$ 169,178 at 12/31/2017) that belong to investment funds wholly owned by Itaú Vida e Previdência S.A. The return of those assets (positive or negative) is fully transferred to customers of our PGBL and VGBL private pension plans whose premiums (less fees charged by us) are used by our subsidiary to purchase quotas of those investment funds.

b) Financial assets designated at fair value through profit or loss are presented in the following table:

	12/31/2018
	Gross carrying amount	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	1,232	37	1,269

Total	1,232	37	1,269

	12/31/2017
	Gross carrying amount	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	1,670	76	1,746

Total	1,670	76	1,746

The cost and fair value by maturity of financial assets designated as fair value through profit or loss were as follows:

	12/31/2018		12/31/2017
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	765	799	1,006	1,041
Up to one year	765	799	1,006	1,041

Non-current	467	470	664	705
From one to five years	467	470	664	705